Class A Ordinary Share Subject To Possible Redemption - Summary Of Reconciliation Of Class A Ordinary Shares Subject to Possible Redemption Reflected on The Condensed Balance Sheet (Detail) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds	$ 575,000,000	$ 0
Accretion of carrying value to redemption value	(59,490,575)
Class A ordinary shares subject to possible redemption	$ 575,000,000	575,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds		575,000,000
Fair Value Of Public Warrants At Issuance		28,750,000
Offering Costs Allocated To Common Stock Subject To Possible Redemption		30,740,575
Accretion of carrying value to redemption value		(59,490,575)
Class A ordinary shares subject to possible redemption		$ 575,000,000